Cover	Sep. 02, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 02, 2026
Entity File Number	001-34049
Entity Registrant Name	Presidio Property Trust, Inc.
Entity Central Index Key	0001080657
Entity Tax Identification Number	33-0841255
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	4995 Murphy Canyon Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92123
City Area Code	(760)
Local Phone Number	471-8536
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Series A Common Stock, $0.01 par value per share
Title of 12(b) Security	Series A Common Stock, $0.01 par value per share
Trading Symbol	SQFT
Security Exchange Name	NASDAQ
9.375% Series D Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value per share
Title of 12(b) Security	9.375% Series D Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value per share
Trading Symbol	SQFTP
Security Exchange Name	NASDAQ
Series A Common Stock Purchase Warrants to Purchase Shares of Common Stock
Title of 12(b) Security	Series A Common Stock Purchase Warrants to Purchase Shares of Common Stock
Trading Symbol	SQFTW
Security Exchange Name	NASDAQ